STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions		Share premium [member] The Group [member]	Share premium [member] The Bank [member]	Other reserves [member] The Group [member]	Other reserves [member] The Bank [member]	Retained earnings [member] The Group [member]	Retained earnings [member] The Bank [member]	Equity attributable to owners of parent [member] The Group [member]	Equity attributable to owners of parent [member] The Bank [member]	Other equity interest [member] The Group [member]	Other equity interest [member] The Bank [member]	Non-controlling interests [member] The Group [member]	The Group [member]		The Bank [member]
Balance at Dec. 31, 2015		£ 37,107	£ 37,107	£ 5,987	£ 575	£ 3,868	£ 16,646	£ 46,962	£ 54,328			£ 391	£ 47,353		£ 54,328
Comprehensive income
Profit for the year						1,102	1,953	1,102	1,953			101	1,203		1,953
Post-retirement defined benefit scheme remeasurements, net of tax | Previously stated [member]						(1,028)	(498)
Post-retirement defined benefit scheme remeasurements, net of tax						(1,028)	(498)	(1,028)	(498)				(1,028)	[1]	(498)
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax				1,197	1,208			1,197	1,208				1,197		1,208
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Movements in cash flow hedging reserve, net of tax				1,309	791			1,309	791				1,309		791
Currency translation differences (tax: nil)				(9)	19			(9)	19				(9)		19
Total other comprehensive income				2,497	2,018	(1,028)	(498)	1,469	1,520				1,469		1,520
Transactions with owners
Total comprehensive income				2,497	2,018	74	1,455	2,571	3,473			101	2,672		3,473
Transactions with owners
Dividends (note 39) | Previously stated [member]						(3,040)	(3,040)
Dividends (note 39)						(3,040)	(3,040)	(3,040)	(3,040)			(29)	(3,069)		(3,040)
Distributions on other equity instruments, net of tax						(86)	(86)	(86)	(86)				(86)		(86)
Capital contributions received | Previously stated [member]						323	323
Capital contributions received						323	323	323	323				323		323
Return of capital contributions | Previously stated [member]						(441)	(441)						(441)		(441)
Return of capital contributions						(441)	(441)	(441)	(441)				(441)		(441)
Changes in non-controlling interests												282	282
Issue of other equity instruments										£ 3,217	£ 3,217		3,217		3,217
Redemption of preference shares | Previously stated [member]						(1,840)	(1,840)
Redemption of preference shares		1,840	1,840			(1,840)	(1,840)
Capital restructuring		(37,373)	(37,373)			37,373	37,373						1,026
Total transactions with owners		(35,533)	(35,533)			32,289	32,289	(3,244)	(3,244)	3,217	3,217	253	226		(27)
Balance at Dec. 31, 2016		1,574	1,574	8,484	2,593	36,231	50,390	46,289	54,557	3,217	3,217	745	50,251		57,774
Transactions with owners
Adjustment on vesting of businesses | Previously stated [member]							278
Adjustment on vesting of businesses							278		278						278
Comprehensive income
Profit for the year						4,139	5,279	4,139	5,279			90	4,229		5,279
Post-retirement defined benefit scheme remeasurements, net of tax | Previously stated [member]						482	332
Post-retirement defined benefit scheme remeasurements, net of tax						482	332	482	332				482	[1]	332
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax				(100)	(56)			(100)	(56)				(100)		(56)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Gains and losses attributable to own credit risk, net of tax						(40)	(40)	(40)	(40)				(40)		(40)
Movements in cash flow hedging reserve, net of tax				(651)	(291)			(651)	(291)				(651)		(291)
Currency translation differences (tax: nil)				(27)	(5)			(27)	(5)				(27)		(5)
Total other comprehensive income				(778)	(352)	442	292	(336)	(60)				(336)		(60)
Transactions with owners
Total comprehensive income				(778)	(352)	4,581	5,571	3,803	5,219			90	3,893		5,219
Transactions with owners
Dividends (note 39) | Previously stated [member]						(2,650)	(2,650)
Dividends (note 39)						(2,650)	(2,650)	(2,650)	(2,650)			(69)	(2,719)		(2,650)
Distributions on other equity instruments, net of tax						(199)	(199)	(199)	(199)				(199)		(199)
Capital contributions received | Previously stated [member]						432	432
Capital contributions received						432	432	432	432				432		432
Return of capital contributions | Previously stated [member]						(77)	(77)						(77)		(77)
Return of capital contributions						(77)	(77)	(77)	(77)				(77)		(77)
Changes in non-controlling interests												(387)	(387)
Redemption of preference shares | Previously stated [member]						(600)	(600)
Redemption of preference shares		600	600			(600)	(600)
Total transactions with owners		600	600			(3,094)	(3,094)	(2,494)	(2,494)			(456)	(2,950)		(2,494)
Balance (Previously stated [member]) at Dec. 31, 2017		2,174	2,174	7,706	2,241	37,718	53,145	47,598	57,560	3,217	3,217	379	51,194		60,777
Balance (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2017	[2]			(222)	(170)	(969)	(302)	(1,191)	(472)				(1,191)		(472)
Balance at Dec. 31, 2017		2,174	2,174	7,484	2,071	36,749	52,843	46,407	57,088	3,217	3,217	379	50,003	[2]	60,305
Comprehensive income
Profit for the year						4,108	6,067	4,108	6,067			35	4,143		6,067
Post-retirement defined benefit scheme remeasurements, net of tax						120	(162)	120	(162)				120	[1]	(162)
Share of other comprehensive income of associates and joint ventures						8		8					8
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities				(184)	(202)			(184)	(202)				(184)		(202)
Equity shares				(76)	(102)			(76)	(102)				(76)		(102)
Gains and losses attributable to own credit risk, net of tax						389	389	389	389				389		389
Movements in cash flow hedging reserve, net of tax				(463)	(286)			(463)	(286)				(463)		(286)
Currency translation differences (tax: nil)				93	(82)			93	(82)				93		(82)
Total other comprehensive income				(630)	(672)	517	227	(113)	(445)				(113)		(445)
Transactions with owners
Total comprehensive income				(630)	(672)	4,625	6,294	3,995	5,622			35	4,030		5,622
Transactions with owners
Dividends (note 39)						(11,022)	(11,022)	(11,022)	(11,022)			(36)	(11,058)		(11,022)
Distributions on other equity instruments, net of tax						(201)	(201)	(201)	(201)				(201)		(201)
Capital repayment to parent						(2,975)	(2,975)	(2,975)	(2,975)				(2,975)		(2,975)
Capital contributions received						265	265	265	265				265		265
Return of capital contributions						(9)	(9)	(9)	(9)				(9)		(9)
Changes in non-controlling interests												(305)	(305)
Total transactions with owners						(13,942)	(13,942)	(13,942)	(13,942)			(341)	(14,283)		(13,942)
Realised gains and losses on equity shares held at fair value through other comprehensive income				111	144	(111)	(144)						(98)		(102)
Balance at Dec. 31, 2018		£ 2,174	£ 2,174	£ 6,965	£ 1,543	£ 27,321	£ 45,051	£ 36,460	£ 48,768	£ 3,217	£ 3,217	£ 73	£ 39,750		£ 51,985	[2]

[1]	Includes post-retirement defined benefit scheme remeasurements in the Group's discontinued operations of 37 million (30 million after tax).
[2]	See note 50.